IFRS 7 Disclosure - Liquidity and Funding Risk - Long-Term Funding Sources (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 168,303	$ 176,565
Unsecured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	94,662	102,325
Secured long-term funding [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	63,853	64,843
Subordinated debentures [member]
Disclosure of sources of Long-term Funding [line items]
Long-term funding sources	$ 9,788	$ 9,397